Summary of Significant Accounting Policies (Details 9) (USD $)	12 Months Ended								12 Months Ended														12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Minimum	Dec. 31, 2011 Common Stock	Dec. 31, 2010 Common Stock	Dec. 31, 2009 Common Stock	Dec. 31, 2008 Common Stock	Dec. 31, 2011 Accumulated Other Comprehensive Income (Loss)	Dec. 31, 2010 Accumulated Other Comprehensive Income (Loss)	Dec. 31, 2009 Accumulated Other Comprehensive Income (Loss)	Dec. 31, 2011 Capital in Excess of Par Value	Dec. 31, 2010 Capital in Excess of Par Value	Dec. 31, 2009 Capital in Excess of Par Value	Dec. 31, 2011 Accumulated Deficit	Dec. 31, 2010 Accumulated Deficit	Dec. 31, 2009 Accumulated Deficit	Dec. 31, 2008 Accumulated Deficit	Dec. 31, 2011 Common Stock Held in Treasury	Dec. 31, 2010 Common Stock Held in Treasury	Dec. 31, 2009 Common Stock Held in Treasury	Dec. 31, 2008 Common Stock Held in Treasury	Dec. 31, 2011 Noncontrolling interests	Dec. 31, 2010 Noncontrolling interests	Dec. 31, 2009 Noncontrolling interests
Noncontrolling interests:
Balance	$ 5,633,752,000	$ 5,182,962,000	$ 3,101,967,000		$ 30,000	$ 30,000	$ 29,000	$ 24,000	$ 6,530,000	$ (3,088,000)	$ (165,066,000)	$ 8,059,852,000	$ 7,547,959,000	$ 5,410,147,000	$ (3,251,740,000)	$ (3,114,571,000)	$ (2,955,671,000)	$ (2,491,929,000)	$ (152,541,000)	$ (166,436,000)	$ (176,796,000)	$ (186,210,000)	$ 802,972,000	$ 724,825,000	$ 488,969,000
Net income attributable to noncontrolling interests after preferred distributions and income attributable to redeemable noncontrolling interests in consolidated properties																							210,240,000	134,161,000	65,970,000
Distributions to noncontrolling interest holders																							(212,526,000)	(178,082,000)	(184,568,000)
Other comprehensive income (loss) allocable to noncontrolling interests:
Unrealized loss on interest rate hedge agreements	(91,933,000)	(3,493,000)	(27,999,000)																				(15,814,000)	(309,000)	(3,897,000)
Net loss on derivative instruments reclassified from accumulated other comprehensive income (loss) into interest expense	16,169,000	15,769,000	14,754,000																				2,774,000	2,689,000	2,597,000
Currency translation adjustments	(8,462,000)	(20,590,000)	(8,244,000)																				(1,484,000)	(3,452,000)	(1,385,000)
Changes in available-for-sale securities and other	(37,431,000)	19,934,000	224,694,000																				(6,340,000)	3,074,000	43,912,000
Other comprehensive income (loss)	(121,657,000)	11,620,000	203,205,000						(100,793,000)	9,618,000	161,978,000												(20,864,000)	2,002,000	41,227,000
Adjustment to limited partners' interest from (decreased) increased ownership in the Operating Partnership																							(36,032,000)	(103,728,000)	162,732,000
Units issued to limited partners												0											9,084,000	213,861,000	174,458,000
Units exchanged for common shares												9,465,000	3,866,000	24,033,000									(9,465,000)	(3,866,000)	(24,033,000)
Noncontrolling interests in newly consolidated properties and other																							151,213,000	13,799,000	70,000
Balance	5,544,288,000	5,633,752,000	5,182,962,000		30,000	30,000	29,000	24,000	(94,263,000)	6,530,000	(3,088,000)	8,103,133,000	8,059,852,000	7,547,959,000	(3,251,740,000)	(3,114,571,000)	(2,955,671,000)	(2,491,929,000)	(152,541,000)	(166,436,000)	(176,796,000)	(186,210,000)	894,622,000	802,972,000	724,825,000
Non-cash distributions, paid in units																									133,700,000
Income Taxes
Period of ineligibility to be taxed as a REIT if REIT status is lost (in years)	4
Deferred tax assets related to TRS subsidiaries, net	5,600,000	9,000,000
Percentage of taxable income required to be distributed to stockholders in order to maintain the REIT status				90.00%
Percentage of taxable income required to be distributed to stockholders to be not liable for federal corporate income taxes				100.00%
Accumulated other comprehensive income (loss)
Cumulative translation adjustments	(39,820,000)	(31,358,000)
Accumulated derivative losses, net	(115,833,000)	(40,069,000)
Net unrealized gains (losses) on marketable securities, net	41,861,000	79,292,000
Total accumulated other comprehensive loss	(113,792,000)	7,865,000
Less: Accumulated other comprehensive income attributable to noncontrolling interests	19,529,000	(1,335,000)
Total accumulated other comprehensive loss net of noncontrolling interests	(94,263,000)	6,530,000
Revenue Recognition
Leases for which fixed payment is received for CAM component (as a percent)	89.00%
Management fees and other revenues
Insurance reserve for insurance subsidiaries and other self-insurance programs	115,100,000	116,200,000
Activity in the allowance for credit losses
Balance, beginning of period	31,650,000	45,187,000	44,650,000
Consolidation of previously unconsolidated entities	860,000	426,000
Provision for credit losses	6,505,000	3,130,000	22,655,000
Accounts written off, net of recoveries	(11,515,000)	(17,093,000)	(22,118,000)
Balance, end of period	27,500,000	31,650,000	45,187,000
Transaction Expenses
Transaction expenses		$ 68,972,000	$ 5,697,000